                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5450
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                      GLOBAL GOVERNMENTS VARIABLE ACCOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                    Date of reporting period: March 31, 2007
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
ITEM 1. SCHEDULE OF INVESTMENTS.

                                                       COMPASS [graphic omitted]

                                              PROFESSIONALLY MANAGED COMBINATION
                                                        FIXED/VARIABLE ANNUITIES
                                                    FOR PERSONAL INVESTMENTS AND
                                                      QUALIFIED RETIREMENT PLANS

                QUARTERLY PORTFOLIO HOLDINGS o MARCH 31, 2007


                Global Governments Variable Account


                                                                       Issued by
                                    Sun Life Assurance Company of Canada (U.S.),
                                                    A Wholly Owned Subsidiary of
                                        Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS March 31, 2007 (Unaudited)

Global Governments Variable Account

ISSUER                                                                                         SHARES/PAR           VALUE ($)
BONDS - 87.6%
FOREIGN BONDS - 65.3%
AUSTRALIA - 1.9%
Commonwealth of Australia, 6.5%, 2013                                                     AUD     142,000          $  117,680
Commonwealth of Australia, 6%, 2017                                                       AUD      66,000              53,868
                                                                                                                   ----------
                                                                                                                   $  171,548
                                                                                                                   ----------
AUSTRIA - 1.7%
Republic of Austria, 5%, 2012                                                             EUR     113,000          $  157,552
                                                                                                                   ----------
BELGIUM - 1.1%
Kingdom of Belgium, 3.75%, 2009                                                           EUR      40,000          $   53,158
Kingdom of Belgium, 5%, 2012                                                              EUR      32,000              44,684
                                                                                                                   ----------
                                                                                                                   $   97,842
                                                                                                                   ----------
CANADA - 6.4%
Bayview Commercial Asset Trust, FRN, 4.84%, 2023 (n)                                      CAD      30,000          $   26,019
Canada Housing Trust, 4.6%, 2011                                                          CAD      51,000              45,074
Government of Canada, 5.5%, 2009                                                          CAD      50,000              44,717
Government of Canada, 4.5%, 2015                                                          CAD      41,000              36,573
Government of Canada, 8%, 2023                                                            CAD      36,000              45,034
Government of Canada, 5.75%, 2033                                                         CAD      42,000              45,424
Quebec Province, 1.6%, 2013                                                               JPY  39,000,000             333,334
                                                                                                                   ----------
                                                                                                                   $  576,175
                                                                                                                   ----------
DENMARK - 1.0%
Kingdom of Denmark, 4%, 2015                                                              DKK     519,000          $   92,851
                                                                                                                   ----------
FINLAND - 1.9%
Republic of Finland, 3%, 2008                                                             EUR     107,000          $  141,086
Republic of Finland, 5.375%, 2013                                                         EUR      19,000              27,188
                                                                                                                   ----------
                                                                                                                   $  168,274
                                                                                                                   ----------
FRANCE - 3.4%
Republic of France, 6%, 2025                                                              EUR      60,000          $   97,780
Republic of France, 4.75%, 2035                                                           EUR     146,000             209,195
                                                                                                                   ----------
                                                                                                                   $  306,975
                                                                                                                   ----------
GERMANY - 18.5%
Federal Republic of Germany, 3.5%, 2008                                                   EUR      69,000          $   91,439
Federal Republic of Germany, 5.25%, 2010                                                  EUR      70,000              96,899
Federal Republic of Germany, 3.75%, 2015                                                  EUR     276,000             361,408
Federal Republic of Germany, 6.25%, 2024                                                  EUR     151,000             250,183
Federal Republic of Germany, 6.25%, 2030                                                  EUR     250,000             428,683
KfW Bankengruppe, 1.35%, 2014                                                             JPY  12,000,000             101,546
KfW Bankengruppe, FRN, 3.741%, 2007                                                       EUR     252,000             336,438
                                                                                                                   ----------
                                                                                                                   $1,666,596
                                                                                                                   ----------
IRELAND - 1.8%
Republic of Ireland, 4.6%, 2016                                                           EUR     118,000          $  163,688
                                                                                                                   ----------
JAPAN - 16.0%
Development Bank of Japan, 1.75%, 2010                                                    JPY   7,000,000          $   60,900
Development Bank of Japan, 1.4%, 2012                                                     JPY  45,000,000             386,500
Development Bank of Japan, 1.6%, 2014                                                     JPY  40,000,000             342,292
Development Bank of Japan, 1.05%, 2023                                                    JPY  65,000,000             475,103
Development Bank of Japan, 2.3%, 2026                                                     JPY  10,000,000              86,917
Japan Finance Corp. for Municipal Enterprises, 2%, 2016                                   JPY  10,000,000              87,845
                                                                                                                   ----------
                                                                                                                   $1,439,557
                                                                                                                   ----------
MALAYSIA - 1.3%
Petronas Capital Ltd., 7.875%, 2022                                                           $   100,000          $  122,886
                                                                                                                   ----------
MEXICO - 1.2%
Pemex Project Funding Master Trust, 8.625%, 2022                                              $    23,000          $   28,635
United Mexican States, 10%, 2024                                                          MXN     120,000              13,359
United Mexican States, 6.75%, 2034                                                            $    60,000              65,430
                                                                                                                   ----------
                                                                                                                   $  107,424
                                                                                                                   ----------
NETHERLANDS - 2.3%
Kingdom of Netherlands, 5%, 2012                                                          EUR      84,697          $  118,174
Kingdom of Netherlands, 3.75%, 2014                                                       EUR      67,000              87,766
                                                                                                                   ----------
                                                                                                                   $  205,940
                                                                                                                   ----------
RUSSIA - 0.6%
Gazprom International S.A., 7.201%, 2020                                                      $    51,503          $   54,207
                                                                                                                   ----------
SOUTH AFRICA - 0.5%
Republic of South Africa, 7.375%, 2012                                                        $    42,000          $   45,623
                                                                                                                   ----------
SPAIN - 1.9%
Kingdom of Spain, 5.35%, 2011                                                             EUR     120,000          $  168,788
                                                                                                                   ----------
UNITED KINGDOM - 3.8%
United Kingdom Treasury, 8%, 2015                                                         GBP      37,000          $   87,864
United Kingdom Treasury, 8%, 2021                                                         GBP      34,000              88,227
United Kingdom Treasury, 4.25%, 2036                                                      GBP      87,000             166,311
                                                                                                                   ----------
                                                                                                                   $  342,402
                                                                                                                   ----------
Total Foreign Bonds                                                                                                $5,888,328
                                                                                                                   ----------
U.S. BONDS - 22.3%
ASSET BACKED & SECURITIZED - 8.7%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.648%, 2048                               $   100,000          $  101,608
Commercial Mortgage Asset Trust, FRN, 0.8805%, 2032 (i)(n)                                      1,388,991              51,770
Commercial Mortgage Pass-Through Certificates, FRN, 5.51%, 2017 (n)                                59,000              59,015
Commercial Mortgage Pass-Through Certificates, FRN, 5.52%, 2017 (n)                               100,000             100,016
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                                              23,010              23,128
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                            20,366              20,462
First Union National Bank Commercial Mortgage Trust, FRN, 0.9415%, 2043 (i)(n)                  1,594,582              48,521
IMPAC CMB Trust, FRN, 5.67%, 2036                                                                  95,377              95,648
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045 (n)                               19,156              19,189
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.2117%, 2041                            55,952              55,914
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.2215%, 2044                            30,000              29,873
Lehman Brothers Floating Rate Commercial Mortgage Trust, FRN, 5.48%, 2018 (n)                     100,000             100,000
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049                             50,000              49,163
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045                                         30,000              30,787
                                                                                                                   ----------
                                                                                                                   $  785,094
                                                                                                                   ----------
MORTGAGE BACKED - 1.1%
Fannie Mae, 5.37%, 2013                                                                       $    24,711          $   24,946
Fannie Mae, 4.78%, 2015                                                                            24,438              23,940
Fannie Mae, 5.09%, 2016                                                                            25,000              24,855
Fannie Mae, 5.423%, 2016                                                                           24,711              25,263
                                                                                                                   ----------
                                                                                                                   $   99,004
                                                                                                                   ----------
U.S. GOVERNMENT AGENCIES - 5.3%
Aid-Egypt, 4.45%, 2015                                                                        $    49,000          $   47,324
Fannie Mae, 4.25%, 2007                                                                           171,000             170,038
Freddie Mac, 4.2%, 2007                                                                            99,000              98,374
Small Business Administration, 4.57%, 2025                                                         45,831              44,240
Small Business Administration, 5.21%, 2026                                                        113,346             113,456
                                                                                                                   ----------
                                                                                                                   $  473,432
                                                                                                                   ----------
U.S. TREASURY OBLIGATIONS - 7.2%
U.S. Treasury Bonds, 8%, 2021                                                                 $    75,000          $   99,117
U.S. Treasury Notes, 3.125%, 2008                                                                   1,000                 977
U.S. Treasury Notes, 4%, 2010                                                                     187,000             184,137
U.S. Treasury Notes, 4.25%, 2013                                                                   30,000              29,436
U.S. Treasury Notes, 4%, 2015                                                                      60,000              57,520
U.S. Treasury Notes, TIPS, 2%, 2014                                                                96,393              95,451
U.S. Treasury Notes, TIPS, 2.375%, 2017                                                           181,657             184,346
                                                                                                                   ----------
                                                                                                                   $  650,984
                                                                                                                   ----------
Total U.S. Bonds                                                                                                   $2,008,514
                                                                                                                   ----------
  TOTAL BONDS                                                                                                      $7,896,842
                                                                                                                   ----------
CALL OPTIONS PURCHASED - 0.0%
JPY Currency - April 2007 @ $0.9779                                                       JPY  10,350,000          $       52
                                                                                                                   ----------
SHORT-TERM OBLIGATIONS - 3.4%
Fannie Mae, 5%, due 4/02/07 (y)                                                               $   306,000          $  305,958
                                                                                                                   ----------
REPURCHASE AGREEMENTS - 8.9%
Merrill Lynch, 5.39%, dated 3/30/07, due 4/02/07, total to be received $404,181
(secured by various U.S. Treasury and Federal Agency obligations and Mortgage
Backed securities in a jointly traded account)                                                $   404,000          $  404,000
Morgan Stanley, 5.30%, dated 3/30/07, due 4/02/07, total to be received $404,178
(secured by various U.S. Treasury and Federal Agency obligations and Mortgage
Backed securities in a jointly traded account)                                                    404,000             404,000
                                                                                                                   ----------
  TOTAL REPURCHASE AGREEMENTS                                                                                      $  808,000
                                                                                                                   ----------
  TOTAL INVESTMENTS(k)                                                                                             $9,010,852
                                                                                                                   ----------
OTHER ASSETS, LESS LIABILITIES - 0.1%                                                                                   5,614
                                                                                                                   ----------
  NET ASSETS - 100.0%                                                                                              $9,016,466
                                                                                                                   ----------

(i) Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of March 31, 2007, the variable account held securities fair valued in accordance with the policies adopted by the
    Board of Trustees, aggregating $7,846,021 and 87.07% of market value. An independent pricing service provided an evaluated bid for 85.71% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $404,530 representing 4.5% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

FRN     Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
TIPS    Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S.
dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

        AUD  Australian Dollar
        CAD  Canadian Dollar
        DKK  Danish Krone
        EUR  Euro
        GBP  British Pound
        JPY  Japanese Yen
        MXN  Mexican Peso
        NOK  Norwegian Krone
        NZD  New Zealand Dollar
        PLN  Polish Zloty
        SEK  Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

GLOBAL GOVERNMENTS VARIABLE ACCOUNT

SUPPLEMENTAL INFORMATION (UNAUDITED) 03/31/2007

(1) FINANCIAL INSTRUMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 03/31/2007

Appreciation and Depreciation in the table below are reported by currency.

                                                                                      NET UNREALIZED
                  CONTRACTS TO          SETTLEMENT                         CONTRACTS  APPRECIATION
CURRENCY  TYPE  DELIVER/RECEIVE         DATE RANGE        IN EXCHANGE FOR  AT VALUE   (DEPRECIATION)
----------------------------------------------------------------------------------------------------
APPRECIATION
------------
AUD       Buy       148,709             04/05/2007            118,556       120,337      $  1,781
CAD       Buy       144,839      04/02/2007 - 05/23/2007      123,799       125,695         1,896
EUR       Buy       424,920      05/17/2007 - 06/20/2007      567,340       569,211         1,871
GBP       Buy       133,982             04/23/2007            262,052       263,623         1,571
MXN       Buy         2,004             04/09/2007                179           181             2
NOK       Buy       137,965             04/17/2007             22,543        22,707           164
PLN       Buy        52,816             05/02/2007             17,904        18,254           350
                                                                                         --------
                                                                                         $  7,635
                                                                                         ========

DEPRECIATION
------------
AUD       Sell      509,232             04/05/2007            394,341       412,078      $(17,737)
CAD       Sell      640,544      04/02/2007 - 05/23/2007      547,211       555,753        (8,542)
DKK       Sell      113,638             04/16/2007             19,807        20,379          (572)
EUR       Sell       36,283             05/23/2007             48,399        48,560          (161)
GBP       Sell       30,070             04/23/2007             57,818        59,165        (1,347)
NZD       Sell       32,616             04/16/2007             22,890        23,272          (382)
SEK       Buy       996,614             04/05/2007            143,790       142,756        (1,034)
SEK       Sell      476,457             04/05/2007             68,000        68,248          (248)
                                                                                         --------
                                                                                         $(30,023)
                                                                                         ========

At March 31, 2007, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $2,013 with Goldman Sachs & Co. and a net payable of $1,152 with Merrill Lynch International Bank .

At March 31, 2007, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2007, are as follows:

---------------------------
United States         33.9%
---------------------------
Germany               18.7%
---------------------------
Japan                 16.0%
---------------------------
Canada                 6.4%
---------------------------
United Kingdom         3.8%
---------------------------
France                 3.5%
---------------------------
Netherlands            2.4%
---------------------------
Australia              1.9%
---------------------------
Finland                1.9%
---------------------------
Other Countries       11.5%
---------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GLOBAL GOVERNMENTS VARIABLE ACCOUNT
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By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: May 14, 2007
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: May 14, 2007
      ------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2007
      ------------


* Print name and title of each signing officer under his or her signature.